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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MORNINGSTAR INVESTMENT SERVICES, INC.
                 -------------------------------------
   Address:      22 WEST WASHINGTON STREET
                 -------------------------------------
                 CHICAGO, IL 60602
                 -------------------------------------

Form 13F File Number: 28-13657
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    LISA DERNER
         -------------------------------
Title:   COMPLIANCE OFFICER
         -------------------------------
Phone:   (312) 384-5437
         -------------------------------

Signature, Place, and Date of Signing:

           /S/ LISA DERNER               CHICAGO, IL      NOVEMBER 8, 2011
   -------------------------------    -----------------   ----------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total: 149
                                        --------------------

Form 13F Information Table Value Total: $327,160
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Form 13F Information Table

                                                           Value   Share     Share/  Put/ Investment  Other     Voting Authority
Name of Issuer                Title of Class   CUSIP      (x$1000) Amount  Principal Call Discretion Managers  Sole   Shared None
AT&T INC                             COM       00206R102    $2,020  70,825    SH             Sole               70,825
ATMI INC                             COM       00207R101      $199  12,586    SH             Sole               12,586
Abbott Labs                          COM       002824100    $8,534 166,875    SH             Sole              166,875
ACTIVISION BLIZZARD INC              COM       00507V109      $121  10,156    SH             Sole               10,156
ACTUANT CORP                      CL A NEW     00508X203      $270  13,680    SH             Sole               13,680
ALLSTATE CORP                        COM       020002101      $351  14,809    SH             Sole               14,809
Altria Group Inc.                    COM       02209S103    $3,352 125,011    SH             Sole              125,011
AMERICAN EAGLE OUTFITTERS NE         COM       02553E106      $199  16,945    SH             Sole               16,945
AMERICAN ELEC PWR INC                COM       025537101    $2,253  59,255    SH             Sole               59,255
American Express Co                  COM       025816109      $730  16,249    SH             Sole               16,249
AmeriGas Partners L P            UNIT LP INT   030975106      $865  19,661    SH             Sole               19,661
Amgen Inc                            COM       031162100      $510   9,286    SH             Sole                9,286
Apollo Group Inc                    CL A       037604105    $1,004  25,349    SH             Sole               25,349
Applied Matls Inc                    COM       038222105    $2,021 195,192    SH             Sole              195,192
Autodesk Inc.                        COM       052769106    $1,027  36,952    SH             Sole               36,952
Automatic Data Processing In         COM       053015103    $1,001  21,235    SH             Sole               21,235
Avon Prod Inc                        COM       054303102      $998  50,895    SH             Sole               50,895
BB&T Corp                            COM       054937107    $3,029 142,014    SH             Sole              142,014
Bank of New York Mellon Corp         COM       064058100      $448  24,105    SH             Sole               24,105
Baxter Intl Inc                      COM       071813109      $798  14,208    SH             Sole               14,208
Becton, Dickinson & Co               COM       075887109      $237   3,231    SH             Sole                3,231
Bemis Inc                            COM       081437105    $1,258  42,909    SH             Sole               42,909
Berkshire Hathaway Inc DEL          CL B       084670702    $1,343  18,903    SH             Sole               18,903
Blackrock Inc                        COM       09247X101      $991   6,697    SH             Sole                6,697
CVS Caremark Corporation             COM       126650100      $515  15,325    SH             Sole               15,325
Capital One Finl Corp                COM       14040H105      $476  12,002    SH             Sole               12,002
CarMax Inc                           COM       143130102      $542  22,723    SH             Sole               22,723

Carter Inc                           COM       146229109      $285   9,331    SH             Sole                9,331
CEMEX SAB DE CV                 SPON ADR NEW   151290889       $99  31,325    SH             Sole               31,325
CHARLES RIV LABS INTL INC            COM       159864107      $308  10,771    SH             Sole               10,771
Cisco Sys Inc                        COM       17275R102    $1,675 108,057    SH             Sole              108,057
Cintas Corp                          COM       172908105      $570  20,240    SH             Sole               20,240
Clorox Co DEL                        COM       189054109    $2,027  30,563    SH             Sole               30,563
CLOUD PEAK ENERGY INC                COM       18911Q102      $466  27,485    SH             Sole               27,485
Comcast Corp NEW                    CL A       20030N101      $383  18,291    SH             Sole               18,291
Compass Minerals Intl Inc            COM       20451N101    $1,603  24,009    SH             Sole               24,009
CORELOGIC INC                        COM       21871D103      $421  39,444    SH             Sole               39,444
CORPORATE OFFICE PPTYS TR        SH BEN INT    22002T108      $324  14,881    SH             Sole               14,881
Diageo PLC                      SPON ADR NEW   25243Q205    $2,371  31,222    SH             Sole               31,222
Disney Walt Co                   COM DISNEY    254687106      $252   8,344    SH             Sole                8,344
Discover Finl Svcs                   COM       254709108    $2,494 108,735    SH             Sole              108,735
eBay Inc                             COM       278642103    $1,127  38,220    SH             Sole               38,220
Energy Transfer Prtnrs L P     UNIT LTD PARTN  29273R109      $804  19,608    SH             Sole               19,608
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN  29273V100      $908  26,096    SH             Sole               26,096
Exelon Corp                          COM       30161N101    $5,364 125,885    SH             Sole              125,885
EXPEDITORS INTL WASH INC             COM       302130109      $332   8,184    SH             Sole                8,184
Exxon Mobil Corp                     COM       30231G102    $3,963  54,568    SH             Sole               54,568
FIDELITY NATIONAL FINANCIAL         CL A       31620R105      $348  22,937    SH             Sole               22,937
First Amern Finl Corp                COM       31847R102    $1,218  95,119    SH             Sole               95,119
FIRSTMERIT CORP                      COM       337915102      $448  39,396    SH             Sole               39,396
Firstenergy Corp                     COM       337932107    $3,698  82,337    SH             Sole               82,337
France Telecom                  Sponsored ADR  35177Q105    $1,421  86,817    SH             Sole               86,817
General Dynamics Corp                COM       369550108      $640  11,250    SH             Sole               11,250
General Electric Co                  COM       369604103    $3,703 243,324    SH             Sole              243,324
Genuine Parts Co                     COM       372460105    $1,242  24,458    SH             Sole               24,458
GLAXOSMITHKLINE PLC             SPONSORED ADR  37733W105      $232   5,608    SH             Sole                5,608
GOOGLE INC                          CL A       38259P508    $1,918   3,724    SH             Sole                3,724
Health Care REIT Inc                 COM       42217K106    $2,686  57,401    SH             Sole               57,401
Hewlett Packard Co                   COM       428236103      $567  25,266    SH             Sole               25,266
Home Depot Inc                       COM       437076102      $278   8,445    SH             Sole                8,445

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
Illinois Tool Wks Inc                COM       452308109      $246   5,913    SH             Sole                5,913
Intel Corp                           COM       458140100      $269  12,621    SH             Sole               12,621
International Game Technolog         COM       459902102      $216  14,877    SH             Sole               14,877
International Speedway Corp         CL A       460335201    $1,048  45,866    SH             Sole               45,866
ISHARES INC                      MSCI JAPAN    464286848      $260  27,471    SH             Sole               27,471
iShares TR                     IBOXX INV CPBD  464287242    $9,026  80,373    SH             Sole               80,373
ISHARES TR                      AGENCY BD FD   464288166      $276   2,453    SH             Sole                2,453
ISHARES TR                      HIGH YLD CORP  464288513    $6,310  76,161    SH             Sole               76,161
ISHARES TR                    BARCLYS 1-3YR CR 464288646    $7,512  72,239    SH             Sole               72,239
JPMorgan Chase & Co.                 COM       46625H100      $539  17,879    SH             Sole               17,879
Johnson & Johnson                    COM       478160104    $4,760  74,742    SH             Sole               74,742
KLA-Tencor Corp                      COM       482480100    $1,111  29,032    SH             Sole               29,032
Kinder Morgan Energy Partner   UT LTD PARTNER  494550106    $1,730  25,302    SH             Sole               25,302
Kinder Morgan Management LLC         SHS       49455U100      $618  10,528    SH             Sole               10,528
LILLY ELI & CO                       COM       532457108      $290   7,839    SH             Sole                7,839
LOCKHEED MARTIN CORP                 COM       539830109      $279   3,840    SH             Sole                3,840
Lowes Cos Inc                        COM       548661107    $2,984 154,267    SH             Sole              154,267
Magellan Midstream Prtnrs LP   COM UNIT RP LP  559080106    $3,260  53,969    SH             Sole               53,969
MARTIN MARIETTA MATLS INC            COM       573284106      $343   5,421    SH             Sole                5,421
MasterCard Inc                      CL A       57636Q104      $645   2,034    SH             Sole                2,034
Maxim Integrated Prods Inc           COM       57772K101      $803  34,405    SH             Sole               34,405
McCormick & Co Inc               COM NON VTG   579780206      $844  18,287    SH             Sole               18,287
Medtronic Inc                        COM       585055106      $669  20,113    SH             Sole               20,113
Merck & Co Inc New                   COM       58933Y105      $817  24,977    SH             Sole               24,977
Microsoft Corp                       COM       594918104    $1,595  64,078    SH             Sole               64,078
Molson Coors Brewing Co             CL B       60871R209      $686  17,311    SH             Sole               17,311
NTT DOCOMO INC                    SPONS ADR    62942M201    $1,063  58,223    SH             Sole               58,223
NATIONAL CINEMEDIA INC               COM       635309107      $220  15,156    SH             Sole               15,156
National Grid PLC               SPON ADR NEW   636274300    $2,529  50,997    SH             Sole               50,997
NATIONAL OILWELL VARCO INC           COM       637071101      $304   5,935    SH             Sole                5,935
Navigant Consulting Inc              COM       63935N107    $1,201 129,538    SH             Sole              129,538
NORTHERN TR CORP                     COM       665859104      $353  10,097    SH             Sole               10,097
Novartis A G                    SPONSORED ADR  66987V109    $2,796  50,138    SH             Sole               50,138

NUCOR CORP                           COM       670346105      $342  10,794    SH             Sole               10,794
Nustar Energy LP                  UNIT COM     67058H102      $622  11,894    SH             Sole               11,894
OLD REP INTL CORP                    COM       680223104      $325  36,386    SH             Sole               36,386
ORACLE CORP                          COM       68389X105      $573  19,951    SH             Sole               19,951
Paychex Inc                          COM       704326107    $3,427 129,977    SH             Sole              129,977
Pepsico Inc                          COM       713448108    $1,779  28,738    SH             Sole               28,738
Pfizer Inc                           COM       717081103    $2,107 119,183    SH             Sole              119,183
Philip Morris Intl Inc               COM       718172109    $2,401  38,494    SH             Sole               38,494
PIMCO ETF TR                   1-5 US TIP IDX  72201R205    $2,874  54,199    SH             Sole               54,199
PITNEY BOWES INC                     COM       724479100      $194  10,312    SH             Sole               10,312
Procter & Gamble Co                  COM       742718109    $4,060  64,265    SH             Sole               64,265
PUBLIC SVC ENTERPRISE GROUP          COM       744573106      $297   8,914    SH             Sole                8,914
Range Res Corp                       COM       75281A109    $1,325  22,661    SH             Sole               22,661
Realty Income Corp                   COM       756109104    $3,069  95,180    SH             Sole               95,180
REPUBLIC SVCS INC                    COM       760759100      $448  15,973    SH             Sole               15,973
ROGERS COMMUNICATIONS INC           CL B       775109200      $310   9,060    SH             Sole                9,060
SPDR INDEX SHS FDS            DJ GLB RL ES ETF 78463X749    $3,241  99,860    SH             Sole               99,860
St Joe Co                            COM       790148100    $2,096 139,803    SH             Sole              139,803
SCHWAB CHARLES CORP NEW              COM       808513105      $401  35,560    SH             Sole               35,560
Select Sector SPDR TR          SBI HEALTHCARE  81369Y209   $12,398 390,723    SH             Sole              390,723
Sonic Corp                           COM       835451105      $169  23,945    SH             Sole               23,945
Spectra Energy Corp                  COM       847560109    $4,620 188,342    SH             Sole              188,342
Stryker Corp                         COM       863667101      $762  16,158    SH             Sole               16,158
Sysco Corp                           COM       871829107    $2,317  89,454    SH             Sole               89,454
TALISMAN ENERGY INC                  COM       87425E103      $306  24,931    SH             Sole               24,931
3M Co                                COM       88579Y101    $1,212  16,885    SH             Sole               16,885
TransCanada Corp                     COM       89353D107    $2,346  57,950    SH             Sole               57,950
US Bancorp Del                     COM NEW     902973304    $2,759 117,188    SH             Sole              117,188
Ultra Petroleum Corp                 COM       903914109      $821  29,621    SH             Sole               29,621
United Parcel Service Inc           CL B       911312106    $1,894  29,996    SH             Sole               29,996
VCA ANTECH INC                       COM       918194101      $198  12,410    SH             Sole               12,410
Vanguard Specialized Portfol     DIV APP ETF   921908844    $3,432  70,362    SH             Sole               70,362
VANGUARD WORLD FD              MEGA CAP INDEX  921910873    $7,152 184,418    SH             Sole              184,418

VANGUARD BD INDEX FD INC       TOTAL BND MRKT  921937835   $19,167 228,933    SH             Sole              228,933
Vanguard Intl Equity Index F     EMR MKT ETF   922042858    $4,095 114,296    SH             Sole              114,296
VANGUARD TAX-MANAGED INTL FD    MSCI EAFE ETF  921943858   $16,262 539,608    SH             Sole              539,608
VANGUARD INTL EQUITY INDEX F    ALLWRLD EX US  922042775      $337   8,695    SH             Sole                8,695
VANGUARD WORLD FDS             HEALTH CAR ETF  92204A504      $275   4,851    SH             Sole                4,851
Vanguard World Fds              INF TECH ETF   92204A702    $8,578 151,123    SH             Sole              151,123
VANGUARD INDEX FDS                REIT ETF     922908553      $292   5,731    SH             Sole                5,731
VANGUARD INDEX FDS               GROWTH ETF    922908736      $232   4,151    SH             Sole                4,151
Vanguard Index Fds              SMALL CP ETF   922908751    $4,177  68,061    SH             Sole               68,061
Vanguard Index Fds               STK MRK ETF   922908769   $40,276 697,690    SH             Sole              697,690
Vulcan Matls Co                      COM       929160109      $937  34,008    SH             Sole               34,008
Wal Mart Stores Inc                  COM       931142103    $3,013  58,062    SH             Sole               58,062
Walgreen Co                          COM       931422109      $285   8,680    SH             Sole                8,680
Waste Mgmt Inc Del                   COM       94106L109      $988  30,331    SH             Sole               30,331
WellPoint Inc                        COM       94973V107      $588   9,009    SH             Sole                9,009
Wells Fargo Co NEW                   COM       949746101    $2,976 123,371    SH             Sole              123,371
Westar Energy Inc                    COM       95709T100    $1,609  60,915    SH             Sole               60,915
Western Un Co                        COM       959802109    $2,099 137,307    SH             Sole              137,307
WISDOMTREE TRUST               JP SMALLCP DIV  97717W836    $9,087 208,456    SH             Sole              208,456
WISDOMTREE TR                  EM LCL DEBT FD  97717X867    $4,973 103,355    SH             Sole              103,355
Zimmer Hldgs Inc                     COM       98956P102      $449   8,395    SH             Sole                8,395
UTI WORLDWIDE INC                    ORD       G87210103      $692  53,084    SH             Sole               53,084
TRANSOCEAN LTD                     REG SHS     H8817H100      $627  13,140    SH             Sole               13,140